Document and Entity Information	12 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Southern Missouri Bancorp, Inc.
Entity Central Index Key	0000916907
Amendment Flag	false
Southern Bank 401(k) Retirement Plan (the Plan)
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false